Federated Hermes International Leaders Fund
Portfolio of Investments
February 28, 2026 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—96.4%
		Australia—1.4%
3,253,528		Glencore PLC	$ 23,413,369
		Belgium—2.3%
193,010		Anheuser-Busch InBev SA/NV	15,662,409
80,745		UCB SA	24,059,430
		TOTAL	39,721,839
		China—0.7%
249,805	[1]	Prosus NV	12,798,420
		Denmark—1.2%
51,856	[1]	DSV A/S	13,425,931
258,730	[1,2]	Genmab A/S, ADR	7,617,011
		TOTAL	21,042,942
		France—17.3%
339,992		Accor SA	19,803,734
156,964		Air Liquide SA	32,855,557
38,189		Airbus SE	8,285,211
521,006	[1]	Alstom SA	17,401,508
566,092		AXA SA	27,717,441
179,907		BNP Paribas SA	20,152,363
88,020		Capgemini SE	11,117,113
279,827		Compagnie de Saint-Gobain SA	28,701,192
373,318		Compagnie Generale des Etablissements Michelin SCA, Class B	15,161,982
48,647		EssilorLuxottica SA	12,947,598
111,636		Legrand SA	20,139,210
38,269		LVMH Moet Hennessy Louis Vuitton SE	24,347,348
1,774,372		Orange SA	38,042,541
107,375		Publicis Groupe SA	9,573,731
130,961		Societe Generale SA	11,348,540
		TOTAL	297,595,069
		Germany—7.7%
29,089		Allianz SE	13,134,067
155,187		Bayerische Motoren Werke AG	16,394,363
380,989		Deutsche Bank AG	13,632,019
435,657		Deutsche Telekom AG	17,531,568
7,306		Rheinmetall AG	14,356,334
180,664		RWE AG	11,639,303
99,535		SAP SE	20,094,377
89,080		Siemens AG	26,035,359
		TOTAL	132,817,390
		Hong Kong—1.7%
252,896		AIA Group Ltd., ADR	11,170,417
1,169,874		Prudential PLC	17,807,088
		TOTAL	28,977,505
		Ireland—2.0%
152,327		Kerry Group PLC	13,552,946
433,160		Smurfit WestRock PLC	20,179,695
		TOTAL	33,732,641

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Italy—2.6%
1,228,556		Enel SpA	$ 14,802,000
349,891		UniCredit SpA	29,509,931
		TOTAL	44,311,931
		Japan—20.1%
28,400		Disco Corp.	13,640,072
946,700		Hitachi Ltd.	31,355,008
142,200		Hoya Corp.	25,647,460
257,700		Kawasaki Heavy Industries Ltd.	29,982,110
82,700		Keyence Corp.	34,889,233
795,200		Mitsubishi Estate Co. Ltd.	26,880,974
1,482,300		Mitsubishi UFJ Financial Group, Inc.	27,752,344
938,600		NEC Corporation	26,003,461
250,900		Nintendo Co. Ltd.	14,143,592
638,200		Renesas Electronics Corp.	12,083,772
485,300		Shin-Etsu Chemical Co. Ltd.	19,188,577
1,185,500		Sony Group Corp.	27,395,946
579,800		Sumitomo Mitsui Financial Group, Inc.	21,719,132
368,400		Sumitomo Mitsui Trust Group, Inc.	12,908,791
723,700		Suzuki Motor Corp.	10,927,514
424,900		Toyota Motor Corp.	10,241,593
		TOTAL	344,759,579
		Netherlands—4.6%
30,829	[1]	Argenx SE, ADR	23,643,377
14,532		ASM International NV	12,226,967
20,775		ASML Holding N.V.	30,139,606
141,974		Heineken NV	13,155,070
		TOTAL	79,165,020
		South Korea—1.9%
223,553		Samsung Electronics Co. Ltd.	33,585,798
		Spain—1.6%
2,235,761		Banco Santander, S.A.	27,990,731
		Sweden—2.2%
741,282		Atlas Copco AB, Class A	16,101,719
595,034		Epiroc AB	17,982,379
8,181	[1]	Spotify Technology SA	4,212,724
		TOTAL	38,296,822
		Switzerland—4.2%
104,989		Alcon AG	9,220,632
51,970		Cie Financiere Richemont SA	10,535,585
56,195	[1]	Galderma Group AG	10,657,461
85,563		Nestle S.A., ADR	9,329,790
38,908		Roche Holding AG	18,573,593
337,732		UBS Group AG	14,075,414
		TOTAL	72,392,475
		Taiwan—1.2%
53,660		Taiwan Semiconductor Manufacturing Co. Ltd, ADR	20,099,963
		United Kingdom—22.1%
438,214		Anglo American PLC	21,807,333
261,953		AstraZeneca PLC	55,170,110
1,149,492		Aviva PLC	10,571,349
3,391,434		Barclays PLC	20,478,093

Shares		Value in U.S. Dollars
	COMMON STOCKS—continued
	United Kingdom—continued
3,922,293	Barratt Redrow PLC	$ 19,397,132
3,664,568	BT Group PLC	10,683,888
1,956,381	HSBC Holdings PLC	36,772,270
552,951	Imperial Brands PLC	24,772,606
4,130,545	Marks & Spencer Group PLC	21,973,782
3,019,718	Melrose Industries PLC	23,152,491
2,990,927	Natwest Group PLC	24,934,088
312,497	Relx PLC	10,841,560
4,558,270	Rentokil Initial PLC	28,069,444
768,614	Shell PLC	32,013,190
1,082,358	SSE PLC	39,247,191
	TOTAL	379,884,527
	United States—1.6%
83,817	Schneider Electric SE	27,148,049
	TOTAL COMMON STOCKS (IDENTIFIED COST $1,168,260,230)	1,657,734,070
	INVESTMENT COMPANY—2.6%
44,327,623	Federated Hermes Government Obligations Fund, Premier Shares, 3.59%[3] (IDENTIFIED COST $44,327,622)	44,327,623
	TOTAL INVESTMENT IN SECURITIES—99.0% (IDENTIFIED COST $1,212,587,852)	1,702,061,693
	OTHER ASSETS AND LIABILITIES - NET—1.0%[4]	16,837,222
	NET ASSETS—100%	$1,718,898,915
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended February 28, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 11/30/2025	$2,089,282
Purchases at Cost	$191,230,313
Proceeds from Sales	$(148,991,972)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 2/28/2026	$44,327,623
Shares Held as of 2/28/2026	44,327,623
Dividend Income	$227,410

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.

Fair Value of Securities Loaned	Collateral Received
$4,231,730	$4,341,720

3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at February 28, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Federated Global Investment Management Corp. (the “Adviser”).
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$76,073,282	$1,554,512,739	$—	$1,630,586,021
Domestic	—	27,148,049	—	27,148,049
Investment Company	44,327,623	—	—	44,327,623
TOTAL SECURITIES	$120,400,905	$1,581,660,788	$—	$1,702,061,693

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt